CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - JPY (¥) ¥ in Thousands	Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit	Noncontrolling interest	Total
Balance, beginning of period at Dec. 31, 2021	¥ 100	¥ 1,223,134	¥ (3,000)	¥ 1,265,456	¥ (2,694,033)		¥ (208,343)
Balance, beginning of period (in shares) at Dec. 31, 2021	1	4,975,000
Balance, beginning of period (in shares) at Dec. 31, 2021			92,500
Increase (Decrease) in Stockholders' Equity:
Net income					148,965		148,965
Balance, end of period at Dec. 31, 2022	¥ 100	¥ 1,223,134	¥ (3,000)	1,265,456	(2,545,068)		(59,378)
Balance, end of period (in shares) at Dec. 31, 2022	1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2022			92,500
Increase (Decrease) in Stockholders' Equity:
Reduction in common stock and additional paid-in capital		¥ (1,203,234)		(1,306,707)	2,509,941
Net income					115,404	¥ (355)	115,049
Gain on sale of shares of subsidiaries				154,853		5,437	160,290
Balance, end of period at Dec. 31, 2023	¥ 100	¥ 19,900	¥ (3,000)	113,602	80,277	5,082	¥ 215,961
Balance, end of period (in shares) at Dec. 31, 2023	1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2023			92,500				92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock from stock option exercises				21,362			¥ 21,362
Issuance of common stock from stock option exercises (in shares)		159,450					159,450
Issuance of common stock from public offering		¥ 332,623		219,641			¥ 552,264
Issuance of common stock from public offering (in shares)		2,860,000
Subsidiary's Series A Preferred Stock Issuance						60,120	60,120
Net income					148,763	(10,572)	138,191
Balance, end of period at Dec. 31, 2024	¥ 100	¥ 352,523	¥ (3,000)	¥ 354,605	¥ 229,040	¥ 54,630	¥ 987,898
Balance, end of period (in shares) at Dec. 31, 2024	1	7,994,450
Balance, ending of period (in shares) at Dec. 31, 2024			92,500				92,500